Share Capital and Per Share Amounts (Details) - Common Shares [Member] shares in Millions, $ in Millions	Sep. 16, 2026 CAD ($) shares
Share Capital and Per Share Amounts [Line Items]
Gross proceeds | $	$ 774.3
Issuance of shares | shares	115.0